Pacer Trendpilot 100 ETF
Schedule of Investments
January 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 55.7%
Auto Manufacturers - 2.6%
Lucid Group, Inc. (a) (b)	50,307	$1,478,523
PACCAR, Inc. (b)	10,614	986,996
Tesla Motors, Inc. (a)	18,505	17,334,003
		19,799,522
Beverages - 1.4%
Keurig Dr Pepper, Inc. (b)	43,203	1,639,554
Monster Beverage Corp. (a)	16,143	1,399,921
PepsiCo, Inc.	41,801	7,253,309
		10,292,784
Biotechnology - 2.1%
Amgen, Inc.	17,178	3,901,811
Biogen, Inc. (a)	4,668	1,054,968
Gilead Sciences, Inc.	38,478	2,642,669
Illumina, Inc. (a)	4,735	1,651,663
Moderna, Inc. (a)	12,155	2,058,206
Regeneron Pharmaceuticals, Inc. (a)	3,243	1,973,657
Seagen, Inc. (a)	5,543	745,589
Vertex Pharmaceuticals, Inc. (a)	7,988	1,941,484
		15,970,047
Commercial Services - 1.4%
Automatic Data Processing, Inc.	12,803	2,639,595
Cintas Corp.	3,227	1,263,467
PayPal Holdings, Inc. (a) (b)	35,797	6,154,936
Verisk Analytics, Inc.	4,801	941,620
		10,999,618
Computers - 7.7%
Apple, Inc.	302,158	52,811,175
Cognizant Technology Solutions Corp.	15,960	1,363,303
Crowdstrike Holdings, Inc. - Class A (a)	6,289	1,136,045
Fortinet, Inc. (a) (b)	4,998	1,485,606
Zscaler, Inc. (a)	4,285	1,101,716
		57,897,845
Distribution/Wholesale - 0.2%
Copart, Inc. (a)	6,918	894,152
Fastenal Co.	16,894	957,552
		1,851,704
Electric - 0.6%
American Electric Power Co., Inc.	15,251	1,378,690
Exelon Corp.	29,857	1,730,213
Xcel Energy, Inc.	16,431	1,144,584
		4,253,487
Electronics - 0.6%
Honeywell International, Inc. (b)	21,098	4,314,119

Food - 0.6%
Mondelez International, Inc.	43,161	2,893,082
The Kraft Heinz Co.	37,391	1,338,598
		4,231,680
Healthcare-Products - 0.7%
Align Technology, Inc. (a)	2,429	1,202,258
IDEXX Laboratories, Inc. (a) (b)	2,624	1,331,155
Intuitive Surgical, Inc. (a)	10,833	3,078,522
		5,611,935
Internet - 13.3%
Airbnb, Inc. - Class A (a)	10,599	1,631,928
Alphabet, Inc. - Class A (a)	5,542	14,997,040
Alphabet, Inc. - Class C (a)	5,861	15,906,578
Amazon.com, Inc. (a)	9,346	27,958,279
Baidu, Inc. - ADR (a)	7,646	1,221,372
Booking Holdings, Inc. (a)	1,248	3,065,250
eBay, Inc.	19,657	1,180,796
JD.com, Inc. - ADR (a)	22,665	1,697,155
Match Group, Inc. (a) (b)	8,191	923,126
MercadoLibre, Inc. (a)	1,504	1,702,618
Meta Platforms, Inc. - Class A (a)	65,266	20,445,227
Netflix, Inc. (a)	13,539	5,783,049
Okta, Inc. (a)	4,343	859,436
Palo Alto Networks, Inc. (a)	3,021	1,563,065
Pinduoduo, Inc. - ADR (a)	11,582	693,067
VeriSign, Inc. (a)	3,408	740,150
		100,368,136
Leisure Time - 0.0% (c)
Peloton Interactive, Inc. - Class A (a) (b)	7,861	214,841

Lodging - 0.2%
Marriott International, Inc./MD (a)	9,923	1,598,794

Media - 1.5%
Charter Communications, Inc. - Class A (a) (b)	5,566	3,302,530
Comcast Corp. - Class A (b)	138,527	6,924,965
Sirius XM Holdings, Inc. (b)	127,620	811,663
		11,039,158
Pharmaceuticals - 0.2%
DexCom, Inc. (a) (b)	2,957	1,272,929

Retail - 2.1%
Costco Wholesale Corp.	13,379	6,758,134
Dollar Tree, Inc. (a)	7,000	918,540
Lululemon Athletica, Inc. (a)	3,836	1,280,303
O'Reilly Automotive, Inc. (a)	2,061	1,343,257
Ross Stores, Inc.	10,907	1,066,159
Starbucks Corp.	36,036	3,543,060
Walgreens Boots Alliance, Inc.	26,409	1,314,112
		16,223,565
Semiconductors - 8.8%
Advanced Micro Devices, Inc. (a)	36,928	4,219,024
Analog Devices, Inc.	16,315	2,675,170
Applied Materials, Inc.	27,316	3,774,525
ASML Holding NV	2,466	1,669,975
Broadcom, Inc.	12,584	7,372,714
Intel Corp.	124,272	6,066,959
KLA Corp.	4,715	1,835,408
Lam Research Corp.	4,302	2,537,836
Marvell Technology, Inc.	25,076	1,790,426
Microchip Technology, Inc. (b)	16,459	1,275,243
Micron Technology, Inc.	34,177	2,811,742
NVIDIA Corp.	64,803	15,867,663
NXP Semiconductors NV	8,029	1,649,478
QUALCOMM, Inc.	34,123	5,997,458
Skyworks Solutions, Inc.	4,932	722,637
Texas Instruments, Inc. (b)	28,202	5,061,977
Xilinx, Inc.	7,507	1,452,980
		66,781,215
Software - 9.9%
Activision Blizzard, Inc.	23,735	1,875,302
Adobe, Inc. (a)	14,415	7,701,935
ANSYS, Inc. (a)	2,667	906,807
Atlassian Corp. PLC - Class A (a)	4,081	1,323,632
Autodesk, Inc. (a)	6,748	1,685,583
Cadence Design System, Inc. (a)	8,532	1,298,058
Datadog, Inc. - Class A (a)	7,859	1,148,279
DocuSign, Inc. (a)	5,713	718,524
Electronic Arts, Inc.	8,796	1,166,877
Fiserv, Inc. (a)	20,579	2,175,200
Intuit, Inc.	8,657	4,806,626
Microsoft Corp.	138,279	43,002,003
NetEase, Inc. - ADR	9,416	973,238
Paychex, Inc.	11,029	1,298,775
Splunk, Inc. (a)	4,946	612,908
Synopsys, Inc. (a)	4,659	1,446,620
Workday, Inc. - Class A (a)	5,785	1,463,663
Zoom Video Communications, Inc. - Class A (a)	7,236	1,116,370
		74,720,400
Telecommunications - 1.5%
Cisco Systems, Inc.	128,872	7,174,304
T-Mobile US, Inc. (a)	38,092	4,120,412
		11,294,716
Transportation - 0.3%
CSX Corp.	68,190	2,333,462
TOTAL COMMON STOCKS (Cost $270,859,525)		421,069,957
	Principal Amount
SHORT-TERM INVESTMENTS - 44.3%
Money Market Deposit Accounts - 2.9%
U.S. Bank Money Market Deposit Account, 0.003% (d)	$21,852,838	21,852,838
U.S. Treasury Bill - 41.4%
0.00%, 04/21/2022 (a)	313,000,000	312,888,384
TOTAL SHORT-TERM INVESTMENTS (Cost $334,741,222)		334,741,222
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.5%
Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (d)	33,706,453	33,706,453
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $33,706,453)		33,706,453

Total Investments (Cost $639,307,200) - 104.5%		789,517,632
Liabilities in Excess of Other Assets - (4.5)%		(34,095,833)
TOTAL NET ASSETS - 100.0%		$755,421,799

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2022. The total value of securities on loan is $33,789,610 or 4.5% of net assets.
(c)	Less than 0.05%.
(d)	The rate shown is as of January 31, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 421,069,957	$ -	$ -	$ -	$ 421,069,957
Short-Term Investments	21,852,838	312,888,384	-	-	334,741,222
Investments Purchased with Proceeds from Securities Lending	-	-	-	33,706,453	33,706,453
Total Investments in Securities	$ 442,922,795	$ 312,888,384	$ -	$ 33,706,453	$ 789,517,632
^ See Schedule of Investments for industry breakouts.

For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.